Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

	Office and fulfillment centers rental	Bandwidth leasing	Total
	RMB	RMB	RMB

2016	1,355,914	240,386	1,596,300
2017	895,534	187,425	1,082,959
2018	508,825	100,410	609,235
2019	305,582	78,318	383,900
2020	270,793	17,172	287,965
2021 and Thereafter	241,050	—	241,050

	3,577,698	623,711	4,201,409